Trade and other receivables (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Opening balance	$ 1,536	$ 1,448
Additions	94	72
Write-offs	(33)	(21)
Reversals	(48)	(38)
Translation adjustment	75	51
Opening balance	1,624	1,512
Current	283	190
Non-current	$ 1,341	$ 1,322